LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Weighted average lease term (in years)	1 year 4 months 24 days	2 years 2 months 12 days
Interest expense on lease liabilities	$ 83	$ 35	$ 49
Total cash outflow for leases	$ 712	$ 584	$ 737
Minimum
LEASES
Discount rate (in percent)	4.70%
Maximum
LEASES
Discount rate (in percent)	14.80%